Reserve Fund - Schedule of Reserve Fund is Comprised of Cash and Cash Equivalents (Details) - Reserve Fund [Member] - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Reserve Fund is Comprised of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		$ 14,209	$ 16,522
Short-term investments (*)
Total short-term investments	[1]	11,802	16,982
Long-term investments (*)
Total long-term investments	[1]	8,314	901
Total Reserve Fund		34,325	34,405
Long-term investments [Member]
Short-term investments (*)
Total short-term investments	[1]	2,954	986
Long-term investments (*)
Total long-term investments	[1]		901
Long-term investments [Member]
Short-term investments (*)
Total short-term investments	[1]	8,848	15,996
Long-term investments (*)
Total long-term investments	[1]	$ 8,314

[1]	Classified as level 1 inputs in the fair value hierarchy.